TURNER LARGE GROWTH FUND | TURNER LARGE GROWTH FUND
TURNER LARGE GROWTH FUND
Investment Objective
The Turner Large Growth Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TURNER LARGE GROWTH FUND	Institutional	Investor
Redemption Fee	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TURNER LARGE GROWTH FUND		Institutional	Investor
Investment Advisory Fees		0.60%	0.60%
Distribution (12b-1) Fees		none	none
Other Expenses		0.31%	0.31%
Shareholder Servicing Fee		none	0.25%
Total Annual Fund Operating Expenses		0.91%	1.16%
Fee Waivers and Expense Reimbursements	[1]	(0.22%)	(0.22%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		0.69%	0.94%
[1]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.69% and 0.94%, respectively, through January 31, 2014. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2014. Turner may discontinue this arrangement at any time after January 31, 2014. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TURNER LARGE GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	70	268	482	1,099
Investor	96	347	617	1,389

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 105% of the average value of its portfolio.

Principal Strategy

The Turner Large Growth Fund invests primarily (at least 80% of its net assets) in equity securities of companies with large market capitalizations that Turner believes have strong earnings growth potential. Large cap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase of $3 billion or more. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund invests in securities of companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time. While the Fund typically invests in the equity securities of large sized companies, it may invest in companies of any size or in any industry in order to achieve its objective. In selecting companies for the Fund, Turner typically invests for the long term and chooses securities that it believes offer strong opportunities for long-term growth of capital. Turner generally considers selling a security when it reaches a target price, when it fails to perform as expected, or when other opportunities appear more attractive.

The Fund may buy and sell securities frequently as part of its investment strategy. The Fund may also invest in foreign securities, including ADRs.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth oriented equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund is subject to the risk that large capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year for the past ten years.[1]

[1]  The performance shown above is based on a calendar year. From its inception on February 28, 2001 until May 7, 2004, the Fund operated as the Turner Tax Managed U.S. Equity Fund, a portfolio of the Turner Funds and was advised by Turner. On May 7, 2004, the Turner Tax Managed U.S. Equity Fund was reorganized into the Constellation TIP Tax Managed U.S. Equity Fund — Class II, and was advised by Constellation Investment Management Company, L.P. and was sub-advised by Turner. Effective January 31, 2005, the Constellation TIP Tax Managed U.S. Equity Fund — Class II changed its name to the Constellation TIP Core Growth Fund — Class II and changed its non-fundamental investment objective to eliminate any reference to seeking to minimize the impact of taxes on returns earned by shareholders. On February 25, 2005, the Constellation TIP Core Growth Fund — Class II was reorganized into the Turner Large Growth Fund (formerly the Turner Core Growth Fund) — Class I (now Institutional Class).

Best Quarter	Worst Quarter
17.29 (03/31/12)%	(26.21 (12/31/08))%

Average Annual Total Returns (for the periods ended December 31, 2012)

This table compares the Fund's average annual total returns for the periods ended December 31, 2012 to those of the Russell 1000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Class Shares. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Returns TURNER LARGE GROWTH FUND		1 Year	3 Years	10 Years
Institutional		11.51%	(3.17%)	6.82%
Investor	[1]	11.28%	(3.41%)	6.61%
After Taxes on Distributions Institutional		11.40%	(3.26%)	6.74%
After Taxes on Distributions and Sales Institutional		7.62%	(2.71%)	5.97%
Russell 1000 Growth Index	[2]	15.26%	3.12%	7.52%
[1]	The inception date for Investor Class Shares is August 1, 2005. Periods prior to August 1, 2005 represent the performance of Institutional Class Shares, adjusted for the differences in fees between the classes (see "Fund Fees and Expenses").
[2]	The Russell 1000 Growth Index measures the performance of those Russell 1000 Companies with higher price-to-book ratios and higher forecasted growth values.